Acquisitions and Divestitures - Additional Information (Details) $ in Millions, $ in Millions			3 Months Ended					6 Months Ended
	May 11, 2026	Nov. 01, 2025 CAD ($)	Jul. 31, 2026 CAD ($)	Apr. 30, 2026 CAD ($)	Apr. 30, 2026 USD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Apr. 30, 2026 CAD ($)	Oct. 16, 2025 CAD ($) branch	Oct. 16, 2025 USD ($) branch
Disclosure of detailed information about business combination [line items]
Adjusted contingent consideration				$ 135				$ 135
Classification of assets as held for sale
Disclosure of detailed information about business combination [line items]
Charge recognized on assets reclassified to held for sale, before tax			$ 1,100
Charge recognized on assets reclassified to held for sale, after tax			$ 900
Stonepeak Partners LP Newly Combined Entity
Disclosure of detailed information about business combination [line items]
Equity interest ownership percent	19.90%
First Citizens and Trust Company
Disclosure of detailed information about business combination [line items]
Number of branches to be sold | branch									138	138
Deposits held for sale									$ 8,000	$ 5,700
Loans held for sale									$ 1,500	$ 1,100
Percentage of net deposit premium									5.00%	5.00%
Impairment loss recognised in profit or loss, intangible assets and goodwill				17	$ 13	$ 102	$ 73
Burgundy Asset Management Ltd.
Disclosure of detailed information about business combination [line items]
Purchase price		$ 654
Cash transferred		61
Equity interests of acquirer		481
Contingent consideration recognised as of acquisition date		$ 112
Post-closing period for certain assets under management		18 months
Customer relationship intangible assets		$ 375
Goodwill		$ 319
Amortisation of intangible assets		12 years
Increase in contingent liabilities recognised in business combination				$ 7				$ 23